Intangible (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets
Intangible	R$ 1,209,948	R$ 1,009,314
Cost
Disclosure of detailed information about intangible assets
Intangible	1,689,395	1,403,194	R$ 1,169,330
Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(479,447)	(393,880)	(319,696)
Software | Acquired
Disclosure of detailed information about intangible assets
Intangible	36,211	47,187
Software | Acquired | Cost
Disclosure of detailed information about intangible assets
Intangible	96,380	95,280	66,883
Software | Acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(60,169)	(48,093)	(35,370)
Software not available for use | Internally generated
Disclosure of detailed information about intangible assets
Intangible	32,789	22,729
Software not available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible	32,789	22,729	15,633
Software not available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(177,477)	(149,865)	(121,663)
Software available for use | Internally generated
Disclosure of detailed information about intangible assets
Intangible	71,161	38,989
Software available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible	248,638	188,854	157,837
Software available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(177,477)
Software development - capitalized interest
Disclosure of detailed information about intangible assets
Intangible	20,522	12,455
Software development - capitalized interest | Cost
Disclosure of detailed information about intangible assets
Intangible	32,521	20,569	8,786
Software development - capitalized interest | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(11,999)	(8,114)	(4,728)
Brands acquired
Disclosure of detailed information about intangible assets
Intangible	49,719	41,162
Brands acquired | Cost
Disclosure of detailed information about intangible assets
Intangible	58,042	46,199	46,188
Brands acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(8,323)	(5,037)	(4,076)
Technology- acquisitions
Disclosure of detailed information about intangible assets
Intangible	43,757	39,471
Technology- acquisitions | Cost
Disclosure of detailed information about intangible assets
Intangible	162,593	143,735	129,377
Technology- acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(118,836)	(104,264)	(90,404)
Client portfolio - acquisitions
Disclosure of detailed information about intangible assets
Intangible	108,301	79,761
Client portfolio - acquisitions | Cost
Disclosure of detailed information about intangible assets
Intangible	210,944	158,268	137,177
Client portfolio - acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(102,643)	(78,507)	(63,455)
Goodwill
Disclosure of detailed information about intangible assets
Intangible	847,486	727,558
Goodwill | Cost
Disclosure of detailed information about intangible assets
Intangible	847,486	727,558	607,446
Other
Disclosure of detailed information about intangible assets
Intangible	2	2
Other | Cost
Disclosure of detailed information about intangible assets
Intangible	R$ 2	R$ 2	R$ 3